PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418
Additions	76,403	183,670	684,804	944,877
IAS 16 Amendments	29,314	—	—	29,314
Acquisition (Note 5)	91,204	91,906	—	183,110
Disposals	—	(13,603)	—	(13,603)
Amortization	(231,729)	(414,353)	(147,439)	(793,521)
Transfers between categories	(570)	194,247	(193,677)	—
As at December 31, 2021	$2,124,035	$3,267,566	$2,283,994	$7,675,595
Additions	409,562	506,102	691,167	1,606,831
Acquisition (Note 5)	7,582,824	2,845,447	—	10,428,271
Impairment loss (Note 24)	(55,000)	—	—	(55,000)
Disposals	(6)	(25,964)	—	(25,970)
Amortization	(394,652)	(603,671)	(172,004)	(1,170,327)
Transfers between categories	1,542	264,948	(266,490)	—
As at December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400

As at December 31, 2021
Cost(i)	$3,863,284	$6,942,383	$3,289,532	$14,095,199
Accumulated amortization and impairments	(1,739,249)	(3,674,817)	(1,005,538)	(6,419,604)
Carrying value - December 31, 2021(i)	$2,124,035	$3,267,566	$2,283,994	$7,675,595

As at December 31, 2022
Cost	$11,872,806	$10,490,684	$3,714,370	$26,077,860
Accumulated amortization and impairments	(2,204,501)	(4,236,256)	(1,177,703)	(7,618,460)
Carrying value - December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400

Schedule of geographical information of property, plant and mine development

	As at	As at
	December 31,	December 31,
	2022	2021
Canada(i)	$15,228,426	$5,558,800
Australia	1,188,301	—
Finland	1,447,399	1,435,881
Sweden	13,812	13,812
Mexico	573,922	659,469
United States	7,540	7,633
Total property, plant and mine development	$18,459,400	$7,675,595